LOAN RECEIVABLES, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total past due	¥ 73,677
Current	1,320,395	¥ 593,943
Total loans	1,394,072	593,943
Fair value of loan receivables	779,744	¥ 617,618
1 - 89 days past due
Financing Receivable, Past Due [Line Items]
Total past due	52,339
90 days or more past due
Financing Receivable, Past Due [Line Items]
Total past due	¥ 21,338